Income taxes (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Components of Income Tax Expense (Benefit) Table

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009	2010	2011
	(in millions of yen)
Current:
Domestic	10,013	10,975	6,951
Foreign	40,773	6,138	11,412

Total current tax expense	50,786	17,113	18,363

Deferred:
Domestic	709,625	(378,678)	174,667
Foreign	1,497	1,370	197

Total deferred tax expense	711,122	(377,308)	174,864

Total income tax expense	761,908	(360,195)	193,227

Comprehensive Income Tax (Expense) Benefit Components Table

The detailed amounts recorded directly in Shareholders’ equity are as follows:

	2009	2010	2011
	(in millions of yen)
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(660,961)	361,234	(131,416)
Less: reclassification adjustments (Note)	142,606	(54,757)	(32,473)

Total	(518,355)	306,477	(163,889)

Pension liability adjustments:
Unrealized gains (losses)	(65,728)	9,051	(42,090)
Less: reclassification adjustments	2,715	14,481	6,206

Total	(63,013)	23,532	(35,884)

Total tax effect before allocation to noncontrolling interests	(581,368)	330,009	(199,773)

Schedule of Effective Income Tax Rate Reconciliation

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to actual income tax expense for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009	2010	2011
	(in millions of yen, except tax rates)
Income (loss) before income tax expense	(358,094)	686,455	611,357
Effective statutory tax rate	40.69%	40.69%	40.69%

Income tax calculated at the statutory tax rate	(145,709)	279,319	248,761
Income not subject to tax	(15,658)	(23,207)	(17,334)
Expenses not deductible for tax purposes	1,823	1,496	1,517
Tax rate differentials of subsidiaries	(11,923)	650	3,288
Change in valuation allowance	1,256,799	(1,104,610)	(135,867)
Change in undistributed earnings of subsidiaries	(19,706)	10,384	10,724
Change in net operating loss carryforwards resulting from intercompany capital transactions	(351,991)	(1,400)	1,484
Expiration of net operating loss carryforwards	15,915	481,805	76,903
Business combination (Note 3)	—	(38,721)	—
Other	32,358	34,089	3,751

Income tax expense	761,908	(360,195)	193,227

Schedule of Deferred Tax Assets and Liabilities

The components of net deferred tax assets at March 31, 2010 and 2011 are as follows:

	2010	2011
	(in millions of yen)
Deferred tax assets:
Investments	1,155,141	1,096,761
Allowance for loan losses	487,488	416,785
Trading account assets	74,713	92,192
Prepaid pension cost and accrued pension liabilities	40,688	71,690
Financial Stabilization Funds	16,615	11,729
Premises and equipment	15,062	6,757
Undistributed earnings of subsidiaries	4,799	—
Net operating loss carryforwards	1,996,444	1,790,354
Other	300,133	302,407

	4,091,083	3,788,675
Valuation allowance	(2,603,292)	(2,478,130)

Deferred tax assets, net of valuation allowance	1,487,791	1,310,545

Deferred tax liabilities:
Available-for-sale securities	550,640	354,710
Derivative financial instruments	43,447	32,172
Undistributed earnings of subsidiaries	—	5,925
Other	79,252	76,121

Deferred tax liabilities	673,339	468,928

Net deferred tax assets	814,452	841,617

Summary of Operating Loss Carryforwards

These net operating losses are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2012	519
2013	2,691
2014	16
2015	6
2016	897
2017 and thereafter	372

Total	4,501

Reconciliation Of Unrecognized Tax Benefits

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	11,639	4,193

Gross amount of increases related to positions taken during prior years	3,394	117
Gross amount of increases related to positions taken during the current year	—	20
Amount of decreases related to settlements	(10,306)	(2,218)
Foreign exchange adjustments	(534)	(283)

Total unrecognized tax benefits at end of fiscal year	4,193	1,829